Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
Net Revenues
Wholly owned domestic resorts	$6,497,361	$6,342,084	$6,052,644
MGM China	2,214,767	3,282,329	3,316,928
Reportable segment net revenues	8,712,128	9,624,413	9,369,572
Corporate and other	477,940	457,571	440,091
	$9,190,068	$10,081,984	$9,809,663
Adjusted Property EBITDA
Wholly owned domestic resorts	$1,689,966	$1,518,307	$1,442,686
MGM China	539,881	850,471	814,109
Reportable segment Adjusted Property EBITDA	2,229,847	2,368,778	2,256,795

Other operating income (expense)
Corporate, unconsolidated affiliates and other, net	9,073	(149,216)	(132,214)
Preopening and start-up expenses	(71,327)	(39,257)	(13,314)
Property transactions, net	(1,503,942)	(41,002)	(124,761)
Depreciation and amortization	(819,883)	(815,765)	(849,225)
Operating income (loss)	(156,232)	1,323,538	1,137,281
Non-operating income (expense)
Interest expense, net of amounts capitalized	(797,579)	(817,061)	(857,347)
Non-operating items from unconsolidated affiliates	(76,462)	(87,794)	(208,682)
Other, net	(15,970)	(7,797)	(9,062)
	(890,011)	(912,652)	(1,075,091)
Income (loss) before income taxes	(1,046,243)	410,886	62,190
Benefit (provision) for income taxes	6,594	(283,708)	(20,816)
Net income (loss)	(1,039,649)	127,178	41,374
Less: Net (income) loss attributable to noncontrolling interests	591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International	$(447,720)	$(149,873)	$(171,734)

	December 31,
	2015	2014

Total assets:	(In thousands)
Wholly owned domestic resorts	$13,261,882	$13,234,233
MGM China	7,895,376	8,836,856
Reportable segment total assets	21,157,258	22,071,089
Corporate and other	4,099,837	4,545,448
Eliminated in consolidation	(41,917)	(22,623)
	$25,215,178	$26,593,914

	December 31,
	2015	2014

Property and equipment, net:	(In thousands)
Wholly owned domestic resorts	$11,853,802	$11,933,559
MGM China	1,896,815	1,323,432
Reportable segment property and equipment, net	13,750,617	13,256,991
Corporate and other	1,663,095	1,207,174
Eliminated in consolidation	(41,917)	(22,623)
	$15,371,795	$14,441,542

	Year Ended December 31,
	2015	2014	2013

Capital expenditures:	(In thousands)
Wholly owned domestic resorts	$383,367	$292,463	$216,147
MGM China	590,968	347,338	254,516
Reportable segment capital expenditures	974,335	639,801	470,663
Corporate and other	504,398	233,173	107,442
Eliminated in consolidation	(11,914)	(933)	(15,981)
	$1,466,819	$872,041	$562,124